PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
PERSONNEL EXPENSES
Schedule of Personnel Expenses

	2015	2016	2017
Salaries and related benefits	5,684	7,122	7,821
Vacation pay, incentives and other benefits	4,575	4,219	3,339
Pension benefit cost (Note 29)	443	1,068	1,700
Net periodic post-employment health care benefit cost (Note 29)	216	163	276
LSA expense (Note 30)	152	237	255
Other employee benefit cost (Note 29)	53	82	62
Other post-employment benefit cost (Note 29)	47	48	42
Early retirement program	683	628	—
Others	32	45	34
Total	11,885	13,612	13,529